Prospectus Supplement	February 15, 2013

Putnam Absolute Return 500 Fund Prospectus dated February 29, 2012
Putnam Absolute Return 700 Fund Prospectus dated February 29, 2012

Putnam Dynamic Asset Allocation Equity Fund Prospectus dated September 30, 2012

Putnam Dynamic Asset Allocation Balanced Fund Prospectus dated January 30, 2013

Putnam Dynamic Asset Allocation Conservative Fund Prospectus dated January 30, 2013

Putnam Dynamic Asset Allocation Growth Fund Prospectus dated January 30, 2013

Putnam Dynamic Risk Allocation Fund Prospectus dated September 30, 2012

Putnam Retirement Income Fund Lifestyle 2 Prospectus dated December 30, 2012
Putnam Retirement Income Fund Lifestyle 3 Prospectus dated June 30, 2012

Putnam RetirementReady® Funds Prospectus dated November 30, 2012

The sub-section Your fund’s management in the section Fund summary or Fund summaries and the section Who oversees and manages the fund? or Who oversees and manages the funds? are supplemented to reflect that each fund’s portfolio managers are now James Fetch, Robert Kea, Joshua Kutin, Robert Schoen and Jason Vaillancourt.

Each of Messrs. Fetch, Kea, Schoen and Vaillancourt is now a Co-Head of Global Asset Allocation.

Additional information regarding each fund’s portfolio managers, including their business experience during the last five years, is set forth in each fund’s prospectus.

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